UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MUNI AND STOCK ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                COMMON STOCKS--32.9%
                CONSUMER DISCRETIONARY--1.8%
     44,210     Autoliv Inc.                                                                                           $   2,472,665
     43,500     CBS Corp. - Class B                                                                                        1,379,820
     14,900     Dow Jones & Co.                                                                                              854,962
     10,120     Fortune Brands, Inc.                                                                                         822,756
     18,630     Gannett Co., Inc.                                                                                            929,637
     82,950     Home Depot, Inc.                                                                                           3,083,252
     37,160     Leggett and Platt, Inc.                                                                                      770,327
     78,900     McDonald's Corp.                                                                                           3,776,943
     28,200     Tribune Co.                                                                                                  788,472
                   TOTAL                                                                                                  14,878,834
                CONSUMER STAPLES--3.5%
     27,100     Anheuser-Busch Cos., Inc.                                                                                  1,321,667
     13,410     Clorox Co.                                                                                                   810,769
     94,840     Coca-Cola Co.                                                                                              4,942,112
     66,240     Colgate-Palmolive Co.                                                                                      4,371,840
     40,630     Kimberly-Clark Corp.                                                                                       2,733,180
     73,126     Kraft Foods, Inc., Class A                                                                                 2,394,877
     55,420     PepsiCo, Inc.                                                                                              3,636,660
     40,440     Procter & Gamble Co.                                                                                       2,501,618
     25,810     Sysco Corp.                                                                                                  822,823
    118,570     Wal-Mart Stores, Inc.                                                                                      5,448,292
                   TOTAL                                                                                                  28,983,838
                ENERGY--4.5%
     67,350     BP PLC, ADR                                                                                                4,674,090
     96,420     Chevron Corp.                                                                                              8,220,769
     42,700     ENI SpA, ADR                                                                                               2,978,752
     48,340     Enbridge Inc.                                                                                              1,711,236
     96,790     Exxon Mobil Corp.                                                                                          8,239,733
     99,120     Hugoton Royalty Trust                                                                                      2,382,845
     68,650     Patterson-UTI Energy, Inc.                                                                                 1,572,085
     64,510     Royal Dutch Shell PLC                                                                                      5,005,331
     35,000     Total SA, ADR, Class B                                                                                     2,751,350
                   TOTAL                                                                                                  37,536,191
                FINANCIALS--8.9%
     68,800     Ace, Ltd.                                                                                                  3,971,136
     64,170     Aflac, Inc.                                                                                                3,344,540
     50,820     Allstate Corp.                                                                                             2,701,083
    334,391     Bank of America Corp.                                                                                     15,856,821
    317,410     Citigroup, Inc.                                                                                           14,781,784
      5,815     Discover Financial Services                                                                                  134,036
    123,130     Federal Home Loan Mortgage Corp.                                                                           7,051,655
     34,720     Hartford Financial Services Group, Inc.                                                                    3,189,726
     18,840     Merrill Lynch & Co., Inc.                                                                                  1,397,928
     11,630     Morgan Stanley                                                                                               742,808
     44,540     Nationwide Financial Services, Inc., Class A                                                               2,534,771
     27,600     PartnerRe Ltd.                                                                                             1,960,428
     10,500     RenaissanceRe Holdings Ltd.                                                                                  603,750
     44,981     The Bank of New York Mellon Corp.                                                                          1,913,942
     31,020     The Travelers Cos, Inc.                                                                                    1,575,196
     30,000     UBS AG - U.S. issue                                                                                        1,652,100
    259,990     Wells Fargo & Co.                                                                                          8,779,862
      1,450     White Mountains Insurance Group, Inc.                                                                        796,775
     19,530     Willis Group Holdings Ltd.                                                                                   792,723
     12,400     XL Capital Ltd., Class A                                                                                     965,464
                   TOTAL                                                                                                  74,746,528
                HEALTH CARE--3.4%
     60,800     AstraZeneca Group PLC, ADR                                                                                 3,151,264
     95,410     Biovail Corp.                                                                                              1,821,377
     94,900     GlaxoSmithKline PLC, ADR                                                                                   4,847,492
     66,790     Johnson & Johnson                                                                                          4,040,795
     42,390     Lilly (Eli) & Co.                                                                                          2,292,875
    508,040     Pfizer, Inc.                                                                                              11,944,020
     14,420     Wyeth                                                                                                        699,658
                   TOTAL                                                                                                  28,797,481
                INDUSTRIALS--3.5%
     47,710     3M Co.                                                                                                     4,242,373
     50,740     Avery Dennison Corp.                                                                                       3,112,392
     81,630     Dover Corp.                                                                                                4,163,130
    107,830     General Electric Co.                                                                                       4,179,491
     13,500     Illinois Tool Works, Inc.                                                                                    743,175
     16,470     Kelly Services, Inc., Class A                                                                                409,279
     85,910     Northrop Grumman Corp.                                                                                     6,537,751
     45,660     United Parcel Service, Inc.                                                                                3,457,375
     29,810     United Technologies Corp.                                                                                  2,175,236
                   TOTAL                                                                                                  29,020,202
                INFORMATION TECHNOLOGY--1.4%
     16,980     Automatic Data Processing, Inc.                                                                              788,212
     78,680     Intel Corp.                                                                                                1,858,422
     66,900     Maxim Integrated Products, Inc.                                                                            2,120,730
     44,260     Microchip Technology, Inc.                                                                                 1,607,081
    129,500     Nokia Oyj, ADR, Class A                                                                                    3,708,880
    159,190     Taiwan Semiconductor Manufacturing Co., ADR                                                                1,615,779
                   TOTAL                                                                                                  11,699,104
                MATERIALS--1.3%
     17,780     Dow Chemical Co.                                                                                             773,074
     13,900     Freeport-McMoRan Copper & Gold, Inc.                                                                       1,306,322
     15,790     International Flavors & Fragrances, Inc.                                                                     791,237
     17,700     PPG Industries, Inc.                                                                                       1,349,979
     28,800     Packaging Corp. of America                                                                                   734,976
      6,050     Rio Tinto PLC, ADR                                                                                         1,749,176
     61,060     Rohm & Haas Co.                                                                                            3,451,111
     28,190     Valspar Corp.                                                                                                777,762
                   TOTAL                                                                                                  10,933,637
                TELECOMMUNICATION SERVICES--3.6%
    301,290     AT&T, Inc.                                                                                                11,798,516
     84,340     Deutsche Telekom AG, ADR                                                                                   1,448,961
     79,720     Embarq Corp.                                                                                               4,925,899
     29,450     France Telecommunications, ADR                                                                               800,156
    222,310     NTT Docomo Inc. - Spon. ADR                                                                                3,070,101
     36,420     Nippon Telegraph & Telephone Corp., ADR                                                                      785,579
    100,730     Verizon Communications                                                                                     4,293,113
    252,518     Windstream Corp.                                                                                           3,474,648
                   TOTAL                                                                                                  30,596,973
                UTILITIES--1.0%
     52,000     Energy East Corp.                                                                                          1,316,120
     11,000     FirstEnergy Corp.                                                                                            668,250
     19,960     Pinnacle West Capital Corp.                                                                                  748,101
     55,470     Progress Energy, Inc.                                                                                      2,421,820
     33,380     SCANA Corp.                                                                                                1,247,744
     57,800     Scottish & Southern Energy PLC, ADR                                                                        1,703,655
                   TOTAL                                                                                                   8,105,690
                   TOTAL COMMON STOCKS (IDENTIFIED COST $251,943,328)                                                    275,298,478
                MUNICIPAL BONDS--59.2%
                ALABAMA--1.0%
  1,000,000     Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series               1,052,560
                2002A), 5.250%, (FGIC INS), 05/01/2023
  2,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist Health        1,964,740
                System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030
  1,650,000     Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%,                  1,611,819
                06/01/2025
  1,185,000 1,2 Huntsville, AL Health Care Authority, (Huntsville Hospital ), Residual Interest Tax-Exempt                 1,085,460
                Securities (PA-1466), 06/01/2032
  1,000,000     Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%,           1,042,300
                (FGIC INS), 01/01/2020
  1,370,000     Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist           1,390,276
                Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024
                   TOTAL                                                                                                   8,147,155
                ALASKA--0.2%
  1,000,000     Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), 5.250%, (MBIA Insurance Corp. INS),              1,057,230
                12/01/2022
  1,000,000     Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022                  1,057,230
                   TOTAL                                                                                                   2,114,460
                ARIZONA--2.0%
  4,145,000     Arizona State University, COPs (Series 2005A), 5.000%, (AMBAC INS), 09/01/2027                             4,279,464
  2,000,000     Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A),            2,132,180
                5.000%, (FSA INS), 07/01/2020
  5,525,000     Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS), 07/01/2030              5,729,425
  3,690,000     Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS), 07/01/2035              3,814,095
    850,000     Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A),          854,683
                5.375%, 12/01/2013
                   TOTAL                                                                                                  16,809,847
                ARKANSAS--0.2%
  1,000,000     Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%,              1,002,270
                01/01/2021
  1,000,000     University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS),                  1,037,460
                11/01/2026
                   TOTAL                                                                                                   2,039,730
                CALIFORNIA--6.6%
  2,000,000     California Educational Facilities Authority, (California College of the Arts), Revenue Bonds               1,944,220
                (Series 2005), 5.000%, 06/01/2035
    570,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),              592,287
                4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
  3,000,000     California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series             3,121,080
                2005J: Corcoran Facility), 5.000%, 01/01/2021
    315,000     California State, UT GO Bonds, 5.250%, 02/01/2019                                                            332,344
  1,265,000     California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030               1,388,970
     70,000     California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030                  76,860
  1,500,000     California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024                                          1,565,415
    250,000     California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018                                            266,005
    800,000     California State, Various Purpose UT GO Bonds, 5.500%, 11/01/2033                                            855,232
  1,500,000     California State, Various Purpose UT GO Bonds, 5.000%, 06/01/2032                                          1,545,270
    900,000     California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021                                            936,153
    300,000     California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019                                            318,357
    165,000     California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100),            181,170
                04/01/2030
  1,250,000   1 California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding        1,220,425
                Revenue Bonds (Series 2005B), 4.875%, 10/01/2031
  6,400,000     Carson, CA Public Financing Authority, Special Assessment Bonds (Series 2006A), 5.000%, (Radian            6,414,208
                Asset Assurance INS), (Radian Asset Assurance INS), 09/02/2031
    695,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (FGIC INS), 07/01/2023              757,425
    860,000     Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp.              892,800
                INS), 09/01/2023
  4,500,000     Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement             4,522,860
                Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045
  1,000,000     Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced             1,040,510
                Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Treasury PRF 6/1/2010@100),
                06/01/2028
  5,450,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-        5,614,590
                1), 5.750%, 06/01/2047
  5,000,000     Hollister, CA Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds, 5.000%, (FSA             5,189,850
                INS), 06/01/2032
  5,950,000     Poway, CA Redevelopment Agency, Refunding Tax Allocation Bonds, 5.000%, (MBIA Insurance Corp. INS),        6,160,749
                06/15/2033
  3,665,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),              3,755,269
                5.250%, (Radian Asset Assurance INS), 09/01/2037
  1,000,000     Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS),                1,040,720
                11/01/2026
  4,000,000     University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 05/15/2023          4,170,280
  1,545,000     Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (MBIA                 1,633,745
                Insurance Corp. INS), 09/01/2023
                   TOTAL                                                                                                  55,536,794
                COLORADO--4.2%
  7,490,000     Arkansas River Power Authority, CO, 5.250%, (XL Capital Assurance Inc. INS), 10/01/2032                    7,919,177
  1,250,000     Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds,            1,319,587
                5.250%, (XL Capital Assurance Inc. INS), 06/01/2024
  4,035,000     Colorado Educational & Cultural Facilities Authority, (James Irwin Educational Foundation),                4,212,580
                Refunding & Improvement Charter School Revenue Bonds, 5.000%, (CDC IXIS Financial Guaranty NA INS),
                08/01/2027
  1,500,000     Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project),               1,587,975
                Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019
  1,000,000     Colorado Health Facilities Authority, (Christian Living Communities), Revenue Bonds (Series 2006A),        1,021,820
                5.750%, 01/01/2037
  4,250,000     Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds               4,148,425
                (Series 2005), 5.000%, 12/01/2035
    760,000     Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health                  770,830
                Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034
    495,000     Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health                  509,053
                Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023
  1,250,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF                   1,457,325
                12/1/2013@102), 12/01/2034
    900,000     Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States               954,522
                Treasury PRF 12/1/2013@100), 12/01/2021
  5,000,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.125%, (XL Capital          5,269,600
                Assurance Inc. INS), 12/01/2024
  1,000,000     Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF                 1,141,170
                12/1/2014@100), 12/01/2033
  1,750,000     Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian           1,800,155
                Asset Assurance INS), 12/01/2023
  1,000,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.250%, 12/01/2035                    1,022,680
  1,000,000     Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.125%,                 1,025,120
                12/01/2035
  1,230,000     Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.250%, 12/01/2035                   1,271,795
                   TOTAL                                                                                                  35,431,814
                CONNECTICUT--0.2%
    600,000     Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C), 5.125%,          607,176
                (Radian Asset Assurance INS), 07/01/2030
  1,500,000     Connecticut State HEFA, (Hospital for Special Care), Revenue Bonds (Series 2007C), 5.250%, (Radian         1,556,295
                Asset Assurance INS), 07/01/2027
                   TOTAL                                                                                                   2,163,471
                DELAWARE--0.0%
    200,000     Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series                206,766
                2004A), 5.500%, 06/01/2024
                DISTRICT OF COLUMBIA--1.0%
  3,230,000     District of Columbia, (Howard University), Refunding & Revenue Bonds (Series 2006A), 5.000%, (AMBAC        3,362,333
                INS), 10/01/2026
  1,000,000     District of Columbia, COPs, 5.000%, (FGIC INS), 01/01/2018                                                 1,053,290
  3,780,000     District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027                  3,913,472
                   TOTAL                                                                                                   8,329,095
                FLORIDA--3.8%
  1,750,000 1,2 Alachua County, FL Health Facilities Authority, (Shands Teaching Hospital and Clinics, Inc.),              1,697,237
                Residual Interest Tax-Exempt Securities (PA-1472), 12/01/2037
    900,000     Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational             930,123
                Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029
    100,000     Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%,                    99,847
                05/01/2011
    650,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005),           632,469
                5.450%, 05/01/2036
  2,275,000     Florida State Department of Children & Families, (Florida State), (South Florida Evaluation                2,364,498
                Treatment Center) COPs, 5.000%, 10/01/2020
  3,000,000     Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance           3,111,690
                Corp. INS), 05/01/2027
    500,000     Highlands County, FL Health Facilities Authority, (Adventist Health (United States Treasury PRF              531,700
                11/15/2012@100), System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%,
                11/15/2023
    750,000     Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds          806,767
                (Series 2001A), 6.700%, 11/15/2019
    500,000     Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series           507,880
                2003B), 5.125%, 11/15/2024
    600,000     Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series           608,610
                2003C), 5.250%, 11/15/2033
  7,105,000     Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2007A), 5.000%,          7,386,216
                (AMBAC INS), 04/01/2027
    500,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.000%,           505,745
                05/01/2024
    440,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%,                 463,038
                05/01/2020
  1,130,000     St. Johns County, FL IDA, (Presbyterian Retirement Communities ), First Mortgage Revenue Bonds             1,202,343
                (Series 2004A), 5.850%, 08/01/2024
  1,760,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006),               1,709,136
                5.400%, 05/01/2037
    730,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series                718,882
                2005B), 5.250%, 05/01/2016
  5,000,000     University of North Florida Student Housing Corp., Capital Improvement Revenue Bonds (Series 2007),        5,183,150
                5.000%, (FGIC INS), 11/01/2032
  2,500,000     Village Center Community Development District, FL, Recreational Revenue Bonds (Series 2003A),              2,567,400
                5.000%, (MBIA Insurance Corp. INS), 11/01/2032
    500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds          499,235
                (Series 2006), 5.650%, 05/01/2037
                   TOTAL                                                                                                  31,525,966
                GEORGIA--0.2%
    615,000     Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%,                625,658
                01/01/2030
    750,000     Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A),             782,790
                6.125%, 02/15/2026
                   TOTAL                                                                                                   1,408,448
                ILLINOIS--3.8%
    625,000     Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds (Series            643,544
                2005)/(0.0%, Step Coupon 5.90%@ 9/1/2007), 03/01/2027
  2,615,000     Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS),                 2,767,167
                07/01/2017
  5,000,000     Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/01/2028             5,187,650
  3,000,000     Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%,         3,091,680
                (MBIA Insurance Corp. INS), 01/01/2026
  1,180,000     Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A),         1,249,018
                5.250%, (MBIA Insurance Corp. INS), 01/01/2026
  1,500,000     Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025                     1,554,015
  1,000,000     Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026                     1,033,600
    415,000     DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036              413,983
  1,335,000     Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/01/2032                         1,372,821
  1,000,000     Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A),              1,012,520
                5.625%, 02/15/2037
  3,250,000     Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A),              3,236,383
                5.000%, 04/01/2031
  2,890,000     Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A),              2,855,089
                5.000%, 04/01/2036
    875,000     Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%,               915,005
                05/15/2025
    625,000     Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%,               654,556
                05/15/2037
  1,000,000     Illinois Health Facilities Authority, (Tabor Hills Supportive Living LLC), Revenue Bonds (Series             977,970
                2006), 5.250%, 11/15/2036
  4,885,000     Illinois State, UT GO Bonds (Series 2004A), 5.000%, 03/01/2034                                             5,011,473
                   TOTAL                                                                                                  31,976,474
                INDIANA--0.9%
  2,500,000     Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue             2,536,700
                Bonds (Series 2005), 5.250%, 11/15/2035
  1,500,000     Indiana Health & Educational Facility Financing Authority, (Community Foundation of Northwest              1,527,885
                Indiana), Hospital Revenue Bonds (Series 2007), 5.500%, 03/01/2027
    700,000     Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital           747,502
                Revenue Bonds (Series 2004A), 6.250%, 03/01/2025
  2,500,000     St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities              2,525,375
                Revenue Bonds (Series 2005), 5.375%, 02/15/2034
                   TOTAL                                                                                                   7,337,462
                IOWA--0.3%
    375,000     Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement                 375,465
                Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027
  2,035,000     Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue             2,042,753
                Refunding Bonds (Series 2007A), 5.500%, 11/15/2037
    500,000     Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018            514,850
                   TOTAL                                                                                                   2,933,068
                KANSAS--0.2%
  2,000,000     Lawrence, KS, (Lawrence Memorial Hospital), Hospital Revenue Bonds (Series 2006), 5.125%,                  2,010,580
                07/01/2036
                KENTUCKY--0.1%
    390,000     Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series            425,038
                2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028
    110,000     Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series            117,909
                2000A), 6.625%, 10/01/2028
                   TOTAL                                                                                                     542,947
                LOUISIANA--0.4%
  1,000,000     Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%,        1,008,940
                10/01/2018
  1,000,000     St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue         1,019,340
                Bonds (Series 1998), 5.350%, 12/01/2013
  1,500,000     St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%,               1,492,395
                06/01/2037
                   TOTAL                                                                                                   3,520,675
                MAINE--0.4%
  3,645,000     Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue            3,767,581
                Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030
                MARYLAND--1.3%
  4,000,000     Maryland State Health & Higher Educational Facilities Authority, (Civista Medical Center), Revenue         4,004,480
                Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 07/01/2037
    750,000     Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian Retirement          746,078
                Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017
  5,000,000     Maryland State Health & Higher Educational Facilities Authority, (Maryland Institute College of            4,983,300
                Art), Revenue Bonds, 5.000%, 06/01/2042
    355,000     Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding           381,955
                Revenue Bonds (Series 2004), 5.750%, 08/15/2016
    500,000     Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%,                   529,780
                05/01/2035
                   TOTAL                                                                                                  10,645,593
                MASSACHUSETTS--2.4%
  1,750,000     Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured              1,833,755
                Guaranty Corp. INS), 10/01/2019
    235,000     Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%,                 241,947
                07/15/2013
  2,000,000     Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 2002D), 6.350%,               2,226,740
                (United States Treasury PRF 7/15/2012@101), 07/15/2032
  1,000,000     Massachusetts HEFA, (Northern Berkshire Health System ), Revenue Bonds  (Series 2004A), 6.375%,            1,049,840
                07/01/2034
  4,000,000     Massachusetts School Building Authority, Sales Tax Revenue Bonds (Series 2005A), 5.000%, (FSA INS),        4,160,960
                08/15/2030
  2,200,000     Massachusetts State Development Finance Agency, (Western New England College), Revenue Bonds               2,266,242
                (Series 2005A), 5.000%, (Assured Guaranty Corp. INS), 09/01/2033
  7,975,000     Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds (Series A), 5.000%,            8,058,259
                (MBIA Insurance Corp. INS), 01/01/2037
                   TOTAL                                                                                                  19,837,743
                MICHIGAN--1.3%
  1,100,000     Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds,            1,196,283
                5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018
  1,905,000     Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement               2,097,348
                Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027
  3,120,000     Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding Environmental        3,224,551
                Improvement Revenue Bonds (Series 2002A), 5.750%, 06/01/2016
    300,000     Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital                 312,567
                Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037
  1,000,000     Kent Hospital Finance Authority, MI, (Metropolitan Hospital ), Revenue Bonds (Series 2005A),               1,082,200
                6.250%, 07/01/2040
    500,000     Michigan State Hospital Finance Authority, (Chelsea Community Hospital), Hospital Revenue Bonds              484,160
                (Series 2005), 5.000%, 05/15/2037
  1,000,000     Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%,               1,063,400
                11/01/2013
  1,000,000     Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021        1,044,740
                   TOTAL                                                                                                  10,505,249
                MINNESOTA--0.5%
    550,000     Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series                540,227
                2005), 5.000%, 04/01/2031
    500,000     Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group),                534,365
                Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019
  2,000,000     St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue             2,132,780
                Bonds (Series 2005), 6.000%, 11/15/2030
  1,000,000     St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue             1,064,300
                Bonds (Series 2005), 6.000%, 11/15/2035
                   TOTAL                                                                                                   4,271,672
                MISSISSIPPI--0.5%
  2,060,000     Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A),              2,400,909
                6.800%, 04/01/2022
    750,000     Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCRBs, 5.875%, 04/01/2022               757,365
    900,000     Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical               928,026
                Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023
                   TOTAL                                                                                                   4,086,300
                MISSOURI--0.9%
  1,500,000     Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series         1,542,345
                2004A), 5.250%, 12/01/2019
  2,165,000     Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series         2,187,213
                2005A), 5.000%, 06/01/2035
  2,000,000     Missouri Development Finance Board, (Kauffman Center for the Performing Arts), Cultural Facilities         2,078,640
                Revenue Bonds (Series 2007B), 5.000%, 06/01/2037
  2,000,000     Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018          2,094,240
                   TOTAL                                                                                                   7,902,438
                NEBRASKA--1.9%
  5,000,000     Lincoln, NE Electric Systems, Revenue Bonds, 5.000%, 09/01/2029                                            5,191,700
 10,000,000     Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds (Series 2003A), 5.000%, (FSA       10,312,800
                INS), 04/01/2028
                   TOTAL                                                                                                  15,504,500
                NEVADA--1.0%
  2,450,000     Clark County, NV Bond Bank (Southern Nevada Water Authority), LT GO Bonds, 5.000%, (MBIA Insurance         2,524,088
                Corp. INS), 06/01/2032
  1,050,000     Clark County, NV Bond Bank (Southern Nevada Water Authority), LT GO Bonds, 5.000%, (United States          1,108,181
                Treasury PRF 12/1/2012@100), 06/01/2032
    245,000     Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series 2003),          253,200
                5.800%, 08/01/2015
    500,000     Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005),              482,735
                5.000%, 08/01/2025
  1,300,000   1 Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement              1,354,678
                Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034
    245,000     Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT                242,111
                Obligation Improvement Bonds, 5.100%, 03/01/2022
    585,000     Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT                573,686
                Obligation Improvement Bonds, 5.125%, 03/01/2025
    655,000     Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance           675,659
                Corp. INS), 06/01/2027
  1,180,000     Las Vegas, NV, (Providence SID No. 607), Local Improvement Special Assessment Bonds (Series 2004),         1,218,562
                6.250%, 06/01/2024
                   TOTAL                                                                                                   8,432,900
                NEW HAMPSHIRE--0.1%
    690,000     New Hampshire Health and Education Facilities Authority, (Havenwood-Heritage Heights ), Revenue              685,494
                Bonds (Series 2006A), 5.350%, 01/01/2026
                NEW JERSEY--2.2%
  1,000,000     New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, Series 2004, 5.750%, 06/15/2029        1,064,800
  1,000,000     New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I),           1,082,630
                5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028
  5,000,000     New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O),           5,198,700
                5.125%, 03/01/2030
  1,000,000     New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds             1,003,140
                (Series 2004A), 4.800%, 11/01/2013
    300,000     New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%,          310,749
                11/01/2024
    900,000     New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital), Revenue            927,306
                Bonds, Series 2005A, 5.500%, 07/01/2030
    575,000     New Jersey State Educational Facilities Authority, (Georgian Court University), Revenue Bonds                590,634
                (Series 2007), 5.250%, 07/01/2027
  3,050,000     Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF                 3,532,297
                6/1/2013@100), 06/01/2041
  5,000,000     Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1),             4,603,250
                5.000%, 06/01/2041
                   TOTAL                                                                                                  18,313,506
                NEW MEXICO--0.1%
    500,000 1,2 Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023                                               532,340
                NEW YORK--3.0%
    500,000     Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds             547,725
                (Series 2004B), 7.500%, 03/01/2029
    200,000     Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022                207,092
  4,000,000     Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series             4,141,000
                2006A), 5.000%, 11/15/2031
  2,500,000   1 New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%,               2,630,350
                03/01/2035
  4,000,000     New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS),            3,931,920
                03/01/2021
  1,000,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%,        1,052,900
                (AMBAC INS), 08/01/2022
    335,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF                   364,380
                6/1/2013@100), 06/01/2023
     40,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023                                     42,663
    350,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020                                    369,285
    800,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019                                    836,000
  1,500,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024                                  1,587,600
  1,000,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025                                  1,036,830
  2,215,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023                                2,305,328
  4,000,000 1,2 New York State Dormitory Authority, (New York Hospital Medical Center of Queens), Municipal                4,038,360
                Securities Trust Certificates (Series 7041), (FHA INS), 08/15/2037
    500,000     Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-          529,930
                1), 5.500%, 06/01/2018
    900,000     Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%,            953,874
                06/01/2018
    500,000     Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%,            531,430
                06/01/2022
                   TOTAL                                                                                                  25,106,667
                NORTH CAROLINA--0.4%
  1,000,000     North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing              1,042,810
                Revenue Bonds (Series 2004A), 5.800%, 10/01/2034
  2,000,000     North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue            2,023,560
                Bonds (Series 2005A), 5.650%, 10/01/2025
                   TOTAL                                                                                                   3,066,370
                OHIO--1.9%
  1,230,000     Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds            1,253,493
                (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024
    245,000     Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue             240,771
                Bonds (Series 2005B), 5.125%, 05/15/2025
  1,000,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,               1,084,800
                5.250%, (FSA INS), 12/01/2022
  1,800,000     Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement           1,790,658
                Revenue Bonds (Series 2005A), 5.125%, 07/01/2035
    500,000     Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue                 507,240
                Refunding Bonds, 5.500%, 07/01/2021
  2,000,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.000%,              2,150,040
                (United States Treasury PRF 12/1/2016@100), 12/01/2034
  3,525,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.250%,              3,857,443
                (United States Treasury PRF 12/1/2016@100), 12/01/2028
  1,000,000     Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds            1,028,950
                (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011
    500,000     Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds,               525,200
                5.500%, 12/01/2021
  1,010,000     Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds,             1,060,904
                5.500%, 12/01/2022
  1,000,000     Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds, 5.250%,         1,050,400
                10/01/2026
    540,000     Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding                555,428
                Revenue Bonds, 5.375%, (United States Treasury PRF 11/1/2008@101), 11/01/2029
    400,000     Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021                       454,948
    375,000     Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special                   388,016
                Assessment Revenue Bonds, 5.250%, 12/01/2023
                   TOTAL                                                                                                  15,948,291
                OKLAHOMA--0.3%
  2,000,000     Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility Revenue        2,006,000
                Bonds (Series 2005), 6.000%, 11/15/2038
    515,000     Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC           532,093
                INS), 02/01/2021
                   TOTAL                                                                                                   2,538,093
                OREGON--0.1%
  1,000,000     Jackson County, OR Airport, Revenue Bonds (Series 2007A), 5.250%, (XL Capital Assurance Inc. INS),         1,056,290
                12/01/2027
                PENNSYLVANIA--3.6%
    500,000     Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series           590,660
                2000B), 9.250%, (United States Treasury PRF 11/15/2010@102), 11/15/2030
  2,500,000     Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series         2,447,800
                2007A), 5.375%, 11/15/2040
    300,000     Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series           300,540
                2002B), 5.250%, 11/15/2016
    500,000     Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds            510,760
                (Series 1998), 5.500%, 12/01/2029
    600,000     Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds            613,476
                (Series 1998), 5.600%, 09/01/2030
  1,300,000     Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue         1,365,741
                Bonds (Series 2005), 5.500%, 11/01/2016
     85,000     Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS),                   88,047
                11/01/2022
    415,000     Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (United States Treasury PRF                  437,667
                11/1/2012@100), 11/01/2022
  2,250,000     Allegheny County, PA, Refunding UT GO Notes (C-59B), (FSA INS), 11/01/2026                                 2,236,500
    850,000     Bucks County, PA IDA, (Ann's Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A),               885,896
                6.250%, 01/01/2035
    187,000     Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group),                187,170
                Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009
    250,000     Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A),            251,595
                5.375%, 10/01/2018
  4,335,000 1,2 Delaware Valley, PA Regional Finance Authority, Residual Tax-Exempt Securities (PA-1512),                  4,289,483
                06/01/2027
  1,000,000     Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%,              1,085,780
                (United States Treasury PRF 9/15/2013@100), 03/15/2026
  4,000,000     Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds,            4,171,760
                5.000%, 04/15/2021
  1,000,000     Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue           1,072,160
                Bonds, 5.375%, (United States Treasury PRF 8/15/2013@100), 08/15/2033
    500,000     Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage            522,480
                Revenue Bonds (Series 2005), 6.250%, 02/01/2035
    250,000     Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds                 251,313
                (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026
  1,000,000 1,2 Pennsylvania State Higher Education Facilities Authority, (Foundation for Indiana University of              976,000
                Pennsylvania ), Residual Interest Tax-Exempt Securities (Series PA-1495), (XL Capital Assurance
                Inc. INS), 5.370%, 07/01/2039
  1,000,000     Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds,             1,021,800
                5.250%, 05/01/2023
    500,000     Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series           523,890
                AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022
    500,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System                539,815
                Revenue Bonds (Series A), 6.250%, 01/15/2018
  1,000,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds              1,068,640
                (Series 2001A), 6.000%, 01/15/2022
    500,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds                533,820
                (Series A), 6.000%, 01/15/2031
    250,000     Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%,          255,595
                (Radian Asset Assurance INS), 01/01/2027
    500,000     Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior              513,235
                Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035
  1,265,000     Southcentral PA, General Authority, (Hanover Hospital, Inc.), Revenue Bonds, 5.000%, (Radian Asset         1,289,958
                Assurance INS), 12/01/2020
  1,500,000     St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series               1,628,505
                2004B), 5.375%, (United States Treasury PRF 11/15/2014@100), 11/15/2034
    500,000     Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement                  516,120
                Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026
                   TOTAL                                                                                                  30,176,206
                RHODE ISLAND--0.5%
  2,500,000     Rhode Island State Health and Educational Building Corp., (Brown University), Higher Education             2,602,400
                Facilities Revenue Bonds (Series 2007), 5.000%, 09/01/2037
  1,265,000     Rhode Island State Health and Educational Building Corp., (Landmark Medical Center), Hospital              1,303,823
                Financing Refunding Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 10/01/2017
                   TOTAL                                                                                                   3,906,223
                SOUTH CAROLINA--2.4%
  3,000,000     Kershaw County, SC Public Schools Foundation, (Kershaw County, SC School District), Installment            3,094,650
                Purchase Revenue Bonds (Series 2006), 5.000%, (CDC IXIS Financial Guaranty NA INS), 12/01/2028
    825,000     Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds               824,934
                (Series 2006), 5.450%, 12/01/2037
  1,445,000     Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding &               1,588,546
                Improvement Hospital Revenue Bonds, 5.750%, (United States Treasury PRF 11/1/2013@100), 11/01/2028
  1,745,000     Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020             1,869,872
  1,000,000     Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue              1,026,390
                Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029
  4,220,000     Scago Educational Facilities Corp. for Pickens School District, Installment Purchase Revenue Bonds         4,369,346
                (Series 2006), 5.000%, (FSA INS), 12/01/2031
  2,015,000     South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, 5.625%, (Radian          2,112,989
                Asset Assurance INS), 07/01/2031
    275,000     South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, Series 2002A, 5.500%, 11/15/2023                283,619
  1,555,000     South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A),              1,603,189
                5.625%, 11/15/2030
  2,000,000 1,2 South Carolina Jobs-EDA, (Palmetto Health Alliance), Residual Interest Tax-Exempt Securities (PA-          1,999,700
                1471), 6.260%, 08/01/2039
  1,200,000     South Carolina Jobs-EDA, (Wesley Commons), First Mortgage Health Facilities Refunding Revenue Bonds        1,182,384
                (Series 2006), 5.300%, 10/01/2036
                   TOTAL                                                                                                  19,955,619
                TENNESSEE--0.4%
  2,000,000     Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital          2,069,680
                First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031
  1,000,000     Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East                1,019,970
                Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031
                   TOTAL                                                                                                   3,089,650
                TEXAS--4.4%
  1,545,000     Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation),                 1,507,657
                Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033
  1,000,000     Canyon, TX ISD, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (United States Treasury        1,072,820
                PRF), 02/15/2024
  2,655,000     Dallas, TX ISD, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (GTD by PSFG), 08/15/2029           2,735,898
  1,000,000     Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series              1,083,550
                2004A), 7.125%, 09/01/2034
  1,835,000     Galveston County, TX, LTD GO Bonds (Series 2003C), 5.250%, (AMBAC INS), 02/01/2021                         1,929,668
  1,000,000     HFDC of Central Texas, Inc., (Legacy at Willow Bend), Retirement Facility Revenue Bonds (Series            1,021,980
                2006A), 5.750%, 11/01/2036
  1,000,000     Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027              1,032,910
  3,000,000 1,2 Harris County, TX, Toll Road Senior Lien Revenue Bond Drivers (Series 1864), (AMBAC INS),                  2,943,000
                02/15/2015
  1,000,000     Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C),          1,053,920
                5.250%, (AMBAC INS), 05/15/2018
    200,000     Matagorda County, TX Navigation District No. 1, (Centerpoint Energy Houston Electric),                       208,346
                Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027
  1,125,000     Mesquite, TX Health Facilities Development Corp., (Christian Care Centers, Inc.), Retirement               1,151,370
                Facility Revenue Bonds (Series 2005), 5.625%, 02/15/2035
    500,000     North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds            523,125
                (Series 2002), 5.250%, (AMBAC INS), 08/15/2022
  1,250,000     North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility           1,370,113
                Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@102), 11/15/2029
    750,000     Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%,           758,408
                04/01/2018
  2,000,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2001C), 5.200%,              1,950,280
                05/01/2028
    250,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%,                263,040
                08/01/2022
    500,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003A), 5.800%,                515,755
                07/01/2022
  1,000,000     San Leanna, TX Education Facilities Corp., (Saint Edward's University), Higher Education Revenue           1,008,000
                Bonds (Series 2007), 5.125%, 06/01/2027
  2,000,000     Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement            1,980,240
                Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037
  1,100,000     Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp.            1,148,829
                Edgemere Project), Revenue Bonds, Series 2006A, 6.000%, 11/15/2036
  3,400,000     Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%,          3,520,156
                04/01/2026
    715,000     Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement               725,797
                Facility Revenue Bonds, 5.650%, 11/15/2035
  4,190,000     University of Texas, Financing System Revenue Bonds (Series 2006B), 5.000%, 08/15/2031                     4,340,966
  2,970,000     Wharton, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/15/2032                            3,054,437
                   TOTAL                                                                                                  36,900,265
                UTAH--0.8%
  1,475,000     Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (United         1,590,832
                States Treasury PRF 4/1/2014@100), 04/01/2020
  5,000,000     Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (United States               5,278,900
                Treasury PRF 12/15/2012@100), 06/15/2032
                   TOTAL                                                                                                   6,869,732
                VIRGINIA--0.9%
  4,485,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Treasury PRF                 4,952,292
                6/1/2015@100), 06/01/2037
  1,250,000     Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1),            1,153,125
                5.000%, 06/01/2047
  1,170,000     Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds               1,222,732
                (Series 2003), 6.000%, 04/01/2033
                   TOTAL                                                                                                   7,328,149
                WASHINGTON--2.0%
  5,000,000     Douglas County, WA Public Utility District No. 001, Refunding Revenue Bonds (Series 2005B), 5.000%,        5,174,500
                (FGIC INS), 09/01/2030
  4,455,000     Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024             4,656,901
  1,160,000     Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023                          1,194,046
    500,000     Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds          532,115
                (Series 2003), 6.000%, 12/01/2018
  1,000,000     Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series          1,024,080
                2005), 5.500%, 12/01/2030
  1,000,000     Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley                  1,082,570
                Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023
    820,000     Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023                                     846,830
    500,000     Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022                                     516,815
  1,625,000     Washington State Housing Finance Commission, (Skyline at First Hill), Nonprofit Revenue Bonds              1,633,401
                (Series 2007A), 5.625%, 01/01/2038
                   TOTAL                                                                                                  16,661,258
                WEST VIRGINIA--0.3%
  1,000,000     Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax         1,040,160
                Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034
  1,000,000     West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital ), Hospital Revenue        1,055,910
                & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019
                   TOTAL                                                                                                   2,096,070
                WISCONSIN--0.5%
    160,000     Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%,          172,126
                08/15/2034
    160,000     Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%,                167,238
                06/01/2034
  1,000,000     Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034             1,068,050
    750,000     Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, Series 2006A, 5.375%, 02/15/2034               765,675
    250,000     Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034            260,933
  1,400,000     Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%,             1,391,852
                03/01/2035
                   TOTAL                                                                                                   3,825,874
                   TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $488,383,237)                                             495,044,825
                SHORT-TERM MUNICIPALS--6.1%3
                ALABAMA--0.2%
  1,500,000     Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 3.710%, 8/1/2007                    1,500,000
                ALASKA--0.3%
  2,275,000     Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP Pipelines (Alaska) Inc.), (GTD by BP             2,275,000
                PLC), 3.690%, 8/1/2007
                ARIZONA--0.5%
  4,000,000     Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.), (Bank of New York          4,000,000
                LOC), 3.660%, 8/1/2007
                DISTRICT OF COLUMBIA--0.3%
  3,000,000     District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.), (SunTrust Bank         3,000,000
                LOC), 3.630%, 8/1/2007
                FLORIDA--0.3%
  3,000,000     Manatee County, FL, PCR Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.),             3,000,000
                3.700%, 8/1/2007
                GEORGIA--0.2%
  1,400,000     Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 3.70%,          1,400,000
                8/1/2007
                LOUISIANA--0.2%
  1,300,000     Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC), (SunTrust Bank         1,300,000
                LOC), 3.700%, 8/1/2007
                MICHIGAN-0.4%
  3,200,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement               3,200,000
                Communities, Inc.), (LaSalle Bank, N.A. LOC), 3.610%, 8/2/2007
                NEW HAMPSHIRE--0.3%
  3,000,000     New Hampshire Health and Education Facilities Authority, (Series 2007B) Daily VRDNs (Dartmouth             3,000,000
                College, NH), (JPMorgan Chase Bank, N.A. LIQ), 3.740%, 8/1/2007
                OHIO--0.2%
  1,400,000     Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center,              1,400,000
                Inc.), (U.S. Bank, N.A. LOC), 3.610%, 8/2/2007
                PENNSYLVANIA--0.5%
  4,000,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs            4,000,000
                (Children's Hospital of Philadelphia), 3.680%, 8/1/2007
                TENNESSEE--1.9%
  2,100,000     Blount County, TN Public Building Authority, (Series A-3-A) Daily VRDNs, (Landesbank Baden-                2,100,000
                Wuerttemberg LIQ, AMBAC INS), 3.720%, 8/1/2007
  2,000,000     Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/(FSA         2,000,000
                INS, JPMorgan Chase Bank, N.A. LIQ), 3.720%, 8/1/2007
  1,910,000     Sevier County, TN Public Building Authority, (Series IV-B-7) Daily VRDNs (Johnson City, TN) /(FSA          1,910,000
                INS, JPMorgan Chase Bank, N.A. LIQ), 3.720%, 8/1/2007
  2,180,000     Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN) ,                 2,180,000
                (JPMorgan Chase Bank, N.A. LIQ, FSA INS), 3.720%, 8/1/2007
  3,205,000     Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC         3,205,000
                INS, JPMorgan Chase Bank, N.A. LIQ), 3.720%, 8/1/2007
  1,500,000     Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC         1,500,000
                INS, JPMorgan Chase Bank, N.A. LIQ), 3.720%, 8/1/2007
  3,265,000     Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/ (AMBAC          3,265,000
                INS, JPMorgan Chase Bank, N.A. LIQ), 3.720%, 8/1/2007
                   TOTAL                                                                                                  16,160,000
                TEXAS--0.8%
  4,200,000     Harris County, TX HFDC, (Series 2002) Daily VRDNs (Young Men's Christian Association of the Greater        4,200,000
                Houston Area) , (JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/1/2007
  2,800,000     Harris County, TX HFDC, (Series 2006) Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS,        2,800,000
                JPMorgan Chase Bank, N.A. LIQ), 3.700%, 8/1/2007
                   TOTAL                                                                                                   7,000,000
                   TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                  51,235,000
                   TOTAL INVESTMENTS -98.2%                                                                              821,578,303
                   (IDENTIFIED COST $791,561,565)4
                   OTHER ASSETS AND LIABILITIES--NET-1.8%                                                                 15,103,305
                   TOTAL NET ASSETS-100%                                                                               $ 836,681,608

     At July 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $22,767,033, which represented 2.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2007, these liquid restricted securities amounted to $17,561,580, which represented 2.1% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At July 31, 2007, the cost of investments for federal tax purposes was $791,558,967. The net unrealized appreciation of investments for federal tax purposes was $30,019,336. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,497,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,478,474.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2007, is as follows:

SECURITY                                                                                               ACQUISITION       ACQUISITION
                                                                                                       DATE              COST
California Statewide Communities Development Authority, (Thomas Jefferson School of Law),
Refunding Revenue Bonds (Series 2005B), 4.875%, 10/1/2031                                              8/26/2005        $1,245,400
Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement
Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034                                           12/23/2004       $1,279,850
New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%,
3/1/2035                                                                                               3/15/2005        $2,500,000




The following acronyms are used throughout this portfolio:

 ADR    --American Depositary Receipt
 AMBAC  --American Municipal Bond Assurance Corporation
 COPs   --Certificates of Participation
 EDA    --Economic Development Authority
 EDRBs  --Economic Development Revenue Bonds
 FGIC   --Financial Guaranty Insurance Company
 FHA    --Federal Housing Administration
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 HEFA   --Health and Education Facilities Authority
 HFDC   --Health Facility Development Corporation
 IDA    --Industrial Development Authority
 IDB    --Industrial Development Bond
 IDC    --Industrial Development Corporation
 IDFA   --Industrial Development Finance Authority
 INS    --Insured
 ISD    --Independent School District
 LID    --Local Improvement District
 LIQ    --Liquidity Agreement
 LOC    --Letter of Credit
 LT     - Limited Tax
 PCR    --Pollution Control Revenue
 PCRBs  --Pollution Control Revenue Bonds
 PRF    --Prerefunded
 PSFG   --Permanent School Fund Guarantee
 Q-SBLF --Qualified State Bond Loan Fund
 SID    --Special Improvement District
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        September 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        September 24, 2007